Short-Term Investments (Tables)	12 Months Ended
Sep. 30, 2022
Short-Term Invstment [Abstract]
Schedule of short-term investments
	September 30, 2022	September 30, 2021
Beginning balance	$13,725,204	$-
Add: purchase wealth management financial products		15,330,660
Less: redemption		(1,801,927)
Accrued investment income (loss)	(470,477)	239,549
Foreign currency translation adjustments	(106,133)	(43,078)
Ending balance of short-term investments	$13,148,594	$13,725,204